Report Of The Directors Financial Review Risk Report - Trading VaR, 99% 1 Day (Details) - Trading portfolios - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 38.8	$ 43.4
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	37.1	48.1
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	53.8	69.3
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.7	33.6
Foreign exchange and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9.1	13.7
Foreign exchange and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.9	11.0
Foreign exchange and commodity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	31.8	25.7
Foreign exchange and commodity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.7	5.6
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25.9	20.3
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	33.8	26.6
Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	51.7	43.5
Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	18.5	19.1
Equity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15.4	21.5
Equity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.7	27.3
Equity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24.3	42.0
Equity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.1	13.6
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24.8	24.3
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	19.2	21.6
Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29.4	44.1
Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.2	12.6
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(36.5)	(36.4)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (45.5)	$ (38.3)